FEDERATED MANAGED POOL SERIES

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

December 12, 2014

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: FEDERATED MANAGED POOL SERIES (the “Trust”)

Federated Managed Volatility Strategy Portfolio (the “Fund”)

1933 Act File No. 333-128884

1940 Act File No. 811-21822

Dear Sir or Madam:

Pursuant to Rule 497(c) of the Securities Act of 1933, the definitive Prospectus and Statement of Additional Information of the above-referenced Fund dated December 5, 2014, are hereby electronically transmitted.

Changes have been electronically redlined to reflect differences from the Fund’s Prospectus and Statement of Additional Information filed pursuant to Rule 485(a) as Post-Effective Amendment No. 32 with the Commission on September 17, 2014.

If you have any questions on the enclosed material, please contact me at (724) 720-8830.

Very truly yours,

/s/ Seana N. Banks

Seana N. Banks

Senior Paralegal

Enclosures